Earnings Per Share - Basic and Diluted Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Earnings Per Share [Abstract]
Net income for basic and diluted earnings per share	$ 2,990	$ 3,152	$ 2,606
Weighted-average shares outstanding (in shares)	690	709	722
Dilutive effect of equity plans (in shares)	2	2	3
Diluted weighted-average shares outstanding (in shares)	692	710	725
Basic earnings per share (in dollars per share)	$ 4.34	$ 4.45	$ 3.61
Diluted earnings per share (in dollars per share)	$ 4.32	$ 4.44	$ 3.59